Note 3 - Inventories (Tables)	12 Months Ended
Oct. 31, 2016
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	October 31,
	2016	2015
Finished goods	$4,657,779	$6,116,989
Work in process	2,591,885	2,918,803
Raw materials	7,515,717	8,514,718
Production supplies	258,585	265,570
Total	$15,023,966	$17,816,080